Fair Value Measurements - Summary of Changes in Level 3 Instruments Carried at Fair Value (Details) - Level 3 - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of fair value measurement of assets [line items]
Liabilities at end of period	$ 128
Other assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	1,483	$ 1,717
Change in fair value included in earnings	15	(55)
Change in fair value included in other comprehensive income	(2)	0
Purchases/Issuances	27	194
Sales	(10)	0
Maturities/Settlement	(8)	(15)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Assets at end of period	1,505	1,841
Change in unrealized gains (losses) recorded in income for instruments still held	15	(51)
Derivative Assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	25	12
Change in fair value included in earnings	(15)	3
Change in fair value included in other comprehensive income	0	0
Purchases/Issuances	0	32
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	1	13
Transfers out of Level 3	(3)	0
Assets at end of period	8	60
Change in unrealized gains (losses) recorded in income for instruments still held	(15)	3
Foreign exchange contracts | Derivative Assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	2	10
Change in fair value included in earnings	(2)	0
Change in fair value included in other comprehensive income	0	0
Purchases/Issuances	0	32
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Assets at end of period	0	42
Change in unrealized gains (losses) recorded in income for instruments still held	(2)	0
Commodity contracts | Derivative Assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	13	2
Change in fair value included in earnings	(13)	3
Change in fair value included in other comprehensive income	0	0
Purchases/Issuances	0	0
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Assets at end of period	0	5
Change in unrealized gains (losses) recorded in income for instruments still held	(13)	3
Equity contracts | Derivative Assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	10	0
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Purchases/Issuances	0	0
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	1	13
Transfers out of Level 3	(3)	0
Assets at end of period	8	13
Change in unrealized gains (losses) recorded in income for instruments still held	0	0
Other Liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	0	0
Change in fair value included in earnings	16	0
Change in fair value included in other comprehensive income	0	0
Purchases/Issuances	112	0
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Liabilities at end of period	128	0
Change in unrealized gains (losses) recorded in income for instruments still held	16	0
Derivative Liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	5	7
Change in fair value included in earnings	27	(4)
Change in fair value included in other comprehensive income	0	0
Purchases/Issuances	0	0
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(5)	0
Liabilities at end of period	27	3
Change in unrealized gains (losses) recorded in income for instruments still held	27	(4)
Derivative Liabilities | Foreign exchange contracts
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	0	0
Change in fair value included in earnings	13	0
Change in fair value included in other comprehensive income	0	0
Purchases/Issuances	0	0
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Liabilities at end of period	13	0
Change in unrealized gains (losses) recorded in income for instruments still held	13	0
Derivative Liabilities | Commodity contracts
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	0	4
Change in fair value included in earnings	14	(4)
Change in fair value included in other comprehensive income	0	0
Purchases/Issuances	0	0
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Liabilities at end of period	14	0
Change in unrealized gains (losses) recorded in income for instruments still held	14	(4)
Derivative Liabilities | Equity contracts
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	5	2
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Purchases/Issuances	0	0
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(5)	0
Liabilities at end of period	0	2
Change in unrealized gains (losses) recorded in income for instruments still held	0	0
Derivative Liabilities | Credit default swaps
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	0	1
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Purchases/Issuances	0	0
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Liabilities at end of period	0	1
Change in unrealized gains (losses) recorded in income for instruments still held	0	0
Corporate equity
Disclosure of fair value measurement of assets [line items]
Assets at end of period	5,807
Trading Securities
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	0	4
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Purchases/Issuances	0	2
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Assets at end of period	0	6
Change in unrealized gains (losses) recorded in income for instruments still held	0	0
Trading Securities | Corporate equity
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	0	4
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	0	0
Purchases/Issuances	0	2
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Assets at end of period	0	6
Change in unrealized gains (losses) recorded in income for instruments still held	0	0
FVTPL Securities
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	5,824	4,934
Change in fair value included in earnings	(112)	23
Change in fair value included in other comprehensive income	(74)	89
Purchases/Issuances	276	273
Sales	(292)	(82)
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(4)	(2)
Assets at end of period	5,618	5,235
Change in unrealized gains (losses) recorded in income for instruments still held	(58)	83
FVTPL Securities | Corporate equity
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	5,824	4,899
Change in fair value included in earnings	(112)	24
Change in fair value included in other comprehensive income	(74)	89
Purchases/Issuances	276	272
Sales	(292)	(82)
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(4)	0
Assets at end of period	5,618	5,202
Change in unrealized gains (losses) recorded in income for instruments still held	(58)	84
FVTPL Securities | Corporate debt
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	0	35
Change in fair value included in earnings	0	(1)
Change in fair value included in other comprehensive income	0	0
Purchases/Issuances	0	1
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	(2)
Assets at end of period	0	33
Change in unrealized gains (losses) recorded in income for instruments still held	0	(1)
FVOCI securities
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	192	177
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	(4)	(15)
Purchases/Issuances	1	1
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Assets at end of period	189	163
FVOCI securities | Corporate equity
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	192	177
Change in fair value included in earnings	0	0
Change in fair value included in other comprehensive income	(4)	(15)
Purchases/Issuances	1	1
Sales	0	0
Maturities/Settlement	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Assets at end of period	189	163
Business and government loans
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	324	302
Change in fair value included in earnings	2	13
Change in fair value included in other comprehensive income	(10)	6
Purchases/Issuances	23	6
Sales	0	0
Maturities/Settlement	0	(6)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Assets at end of period	339	321
Change in unrealized gains (losses) recorded in income for instruments still held	$ 2	$ 13